Allowance for Loan Losses - Average Recorded Investment and Interest Income Recognized for TDR (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Impaired financing receivable, Average Recorded Investment	$ 10,989	$ 11,078	$ 10,770
Impaired financing receivable, Interest Income Recognized	$ 708	$ 667	$ 653